Basis of Presentation and General Information	12 Months Ended
Dec. 31, 2020
Basis of Presentation and General Information [Abstract]
Basis of Presentation and General Information

1.Basis of Presentation and General Information

The accompanying consolidated financial statements include the accounts of Diana Shipping Inc., or DSI, and its wholly-owned and beneficially-owned subsidiaries (collectively, the “Company”). DSI was formed on March 8, 1999 as Diana Shipping Investment Corp. under the laws of the Republic of Liberia. In February 2005, the Company’s articles of incorporation were amended. Under the amended articles of incorporation, the Company was renamed Diana Shipping Inc. and was re-domiciled from the Republic of Liberia to the Republic of the Marshall Islands.

The Company is engaged in the ocean transportation of dry bulk cargoes worldwide through the ownership of dry bulk carrier vessels. The Company operates its own fleet through Diana Shipping Services S.A. (or “DSS”), a wholly-owned subsidiary and through Diana Wilhelmsen Management Limited, or DWM, a 50% owned joint venture (Note 3). The fees paid to DSS are eliminated in consolidation.

In 2020, the outbreak of the COVID-19 virus has had a negative effect on the global economy and has adversely impacted the international dry-bulk shipping industry into which the Company operates. As of December 31, 2020, the impact of the outbreak of COVID-19 virus resulted in low time charter rates throughout the year, decreased revenues and increased crew and dry-docking costs. As the situation continues to evolve, it is difficult to predict the long-term impact of the pandemic on the industry. As a result, many of the Company’s estimates and assumptions, mainly future revenues for unfixed days, carry a higher degree of variability and volatility. The Company is constantly monitoring the developing situation, as well as its charterers’ response to the severe market disruption and is making necessary precautions to address and mitigate, to the extent possible, the impact of COVID-19 to the Company.

During 2020, 2019, and 2018, charterers that individually accounted for 10% or more of the Company’s time charter revenues were as follows:

Charterer	2020	2019	2018
A	18%	16%	14%
B	16%	14%	15%
C		18%	16%
D		12%	11%